SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Mar. 31, 2026	Dec. 31, 2025
Lab, office and computer equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	3 years	3 years
Lab, office and computer equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years	5 years
Furniture and fixtures | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years	5 years
Furniture and fixtures | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	7 years	7 years
Building improvements | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	10 years	10 years
Building improvements | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	15 years	15 years
Computer software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years	5 years